                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                              450 Fifth Street, NW
                             Washington, D.C. 20549

              Report for the Calendar Quarter ended: March 31, 2006
                (Please read instructions before preparing form)

                        If amended report check here: X

NAME OF INSTITUTIONAL INVESTMENT MANAGER:                National City
                                                         Corporation
BUSINESS ADDRESS:                                        1900 East 9th Street
                                                         Cleveland, OH 44114
NAME:                                                    Michelle M. Skala
PHONE NUMBER:                                            216-222-8081
TITLE (OF PERSON DULY AUTHORIZED TO SUBMIT THIS REPORT): Officer

ATTENTION: Intentional misstatements or omissions of fact constitute Federal
           Criminal Violators.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The Institutional Investment Manager submitting this form and the attachments and the person by whom it is signed represent hereby that all information contained herein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this form and that the submission of any amendment representing that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned Institutional Investment Manager has caused this report to be signed on its behalf in the City of Cleveland and State of Ohio on the 27th day of April 2006.

                                        NATIONAL CITY CORPORATION
                                        (Name of Institutional Investment
                                        Manager)

                                        /s/ Michelle M. Skala
                                        ----------------------------------------
                                        Michelle M. Skala
                                        (Manual Signature of Person Duly
                                        Authorized to submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).

13F File Number will be assigned to Institutional Investment Managers after they file their first report.

Name: National City, 04:0               13F File No.: 28-1479

                                13F Summary Page

Report Summary: National City Corporation 03-31-06

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 111

Form 13F Information Table Value Total: $745,620

List of Other Included Managers:        ________

Provide a numbered list of the name (s) and form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.    Form 13F File Number          Name
---    --------------------          ----
..1           28-1479          National City, 04:0
None

                           FORM 13F INFORMATION TABLE

                                TITLE                                                                          VOTING AUTHORITY
                                  OF                  VALUE     SHARES/   SH/   PUT/   INVSTMT     OTHER    ----------------------
NAME OF ISSUER                  CLASS     CUSIP     (x$1000)    PRN AMT   PRN   CALL   DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------                  -----   ---------   --------   --------   ---   ----   -------   --------   ----   --------   ----
Aaron Rents Inc                  COM    2535201       5397.1     198643    SH            SOLE                        198643
Aeroflex Inc                     COM    7768104       4240.8     308872    SH            SOLE                        308872
Affiliated Managers Grp          COM    8252108      16628.6     155976    SH            SOLE                        155976
Alliance Resource Partners LP    COM    01877R108     3307.8      91629    SH            SOLE                         91629
Allstate Corp                    COM    20002101      7395.2     141915    SH            SOLE                        141915
Amedisys Inc                     COM    23436108      3127.0      89985    SH            SOLE                         89985
AmerUs Group                     COM    03072M108     5248.7      87130    SH            SOLE                         87130
Amgen Inc                        COM    31162100      5115.4      70315    SH            SOLE                         70315
Anadarko Petroleum               COM    32511107      5055.0      50045    SH            SOLE                         50045
Ansys Inc.                       COM    03662Q105    16857.9     311318    SH            SOLE                        311318
Apache Petroleum Co              COM    3.74E+07      5274.9      80520    SH            SOLE                         80520
ATI Technologies Inc             COM    1.94E+06      8577.5     499270    SH            SOLE                        499270
Aviall Inc                       COM    05366B102     9334.4     245127    SH            SOLE                        245127
Bank of America                  COM    60505104      6980.9     153292    SH            SOLE                        153292
Best Buy Co                      COM    86516101      5353.0      95709    SH            SOLE                         95709
Biomet Inc                       COM    90613100      8381.3     235960    SH            SOLE                        235960
Biosite Inc                      COM    90945106      7996.8     153992    SH            SOLE                        153992
Bluegreen Corp                   COM    96231105      4265.1     322624    SH            SOLE                        322624
BP plc                           COM    55622104       126.7       1838    SH            SOLE                          1838
CAIAmp Corp                      COM    128126109     4360.2     371396    SH            SOLE                        371396
Capital One Financial            COM    14040H105     6299.9      78240    SH            SOLE                         78240
Century Aluminum                 COM    1.56E+08      5183.1     122100    SH            SOLE                        122100
Cerner Corp                      COM    156782104     3380.1      71236    SH            SOLE                         71236
Citigroup Inc                    COM    172967101     7530.6     159445    SH            SOLE                        159445
Coach Inc                        COM    189754104     5003.9     144705    SH            SOLE                        144705
Comtech Telecom. Corp            COM    205826209     4015.2     137649    SH            SOLE                        137649

ConocoPhillips                   COM    20825C104     5418.3      85800    SH            SOLE                         85800
Corus Bankshares Inc             COM    220873103     7988.7     134400    SH            SOLE                        134400
Countrywide Financial            COM    222372104     4332.8     118060    SH            SOLE                        118060
CryptoLogic Inc                  COM    228906103     4130.5     160033    SH            SOLE                        160033
D.R. Horton                      COM    23331A109     7766.4   233787.3    SH            SOLE                      233787.3
Danaher Corp                     COM    235851102     5746.8      90430    SH            SOLE                         90430
Deere & Company                  COM    244199105     3751.3      47455    SH            SOLE                         47455
Dell Inc                         COM    24702R101    10000.1     336025    SH            SOLE                        336025
Digital River Inc                COM    25388B104    11290.8     258905    SH            SOLE                        258905
Diodes Inc                       COM    254543101     6158.5     148398    SH            SOLE                        148398
Dixie Group Inc                  COM    255519100     1715.9     114697    SH            SOLE                        114697
Eaton Vance Corp                 COM    278265103    10120.5     369630    SH            SOLE                        369630
eBay Inc                         COM    278642103     8616.3     220930    SH            SOLE                        220930
Elizabeth Arden                  COM    28660G106     5696.6     244280    SH            SOLE                        244280
Encore Acquisition               COM    29255W100     7009.9   226124.5    SH            SOLE                      226124.5
Energy Partners Ltcd             COM    29270U105     6011.7     254951    SH            SOLE                        254951
EOG Resources                    COM    26875P101     6579.0      91375    SH            SOLE                         91375
Esterline Technologies Corp      COM    297425100    11879.1     277874    SH            SOLE                        277874
Exxon Mobil Corp                 COM    30231G102      371.2       6100    SH            SOLE                          6100
First Marblehead Corp            COM    320771108     4310.7      99670    SH            SOLE                         99670
FirstService Corp                COM    33761N109     5361.2     218113    SH            SOLE                        218113
Forward Air Corp                 COM    349853101     4120.1     110489    SH            SOLE                        110489
Freescale Semi.                  COM    35687M206     1044.2      37600    SH            SOLE                         37600
General Dynamics Corp            COM    369550108      993.0      15520    SH            SOLE                         15520
General Electric Co              COM    369604103      177.4       5100    SH            SOLE                          5100
Genesco Inc                      COM    371532102       7204     185240    SH            SOLE                        185240
Genzyme Corporation              COM    372917104    10911.5     162325    SH            SOLE                        162325
Goldman Sachs Group              COM    38141G104     7259.4      46250    SH            SOLE                         46250
Greenbrier Cos                   COM    393657101     5931.5     148103    SH            SOLE                        148103
Harman International             COM    413086109     4300.2      38695    SH            SOLE                         38695
Home Depot                       COM    437076102     9174.9     216900    SH            SOLE                        216900

Hormel Foods Corp                COM    440452100     6750.0     199705    SH            SOLE                        199705
IndyMac Bancorp                  COM    456607100     3305.3      80754    SH            SOLE                         80754
Ingersoll-Rand Co Ltd            COM    G4776G101     7005.9     167645    SH            SOLE                        167645
Intel Corp                       COM    458140100     5742.7     295105    SH            SOLE                        295105
Intermagnetics General Corp      COM    458771102     6707.9     267780    SH            SOLE                        267780
j2 Global Comm. Inc              COM    4.66E+209     4594.6      97758    SH            SOLE                         97758
Johnson & Johnson                COM    478160104     5079.2      85768    SH            SOLE                         85768
Jos A Bank Clothiers Inc         COM    480838101     2606.5    54359.4    SH            SOLE                       54359.4
Kronos Incorporated              COM    501052104     8025.6     214645    SH            SOLE                        214645
L-3 Communications               COM    502424104     1940.1      22615    SH            SOLE                         22615
Lazard Ltd                       COM    G54050102     4342.7      98141    SH            SOLE                         98141
Marten Transport Ltd             COM    573075108     5936.8   328183.5    SH            SOLE                      328183.5
Medtronic Inc                    COM    585055106     9154.5     180385    SH            SOLE                        180385
Mentor Corp                      COM    587188103     2859.3      63106    SH            SOLE                         63106
Merrill Lynch & Co               COM    590188108    12345.6     156750    SH            SOLE                        156750
Microsoft Corp                   COM    594918104     3373.5     123980    SH            SOLE                        123980
Morgan Stanley                   COM    617446448     9007.1     143380    SH            SOLE                        143380
Motorola Inc                     COM    620076109     7830.2     341780    SH            SOLE                        341780
Movado Group Inc                 COM    624580106     4382.7     189890    SH            SOLE                        189890
Nike Inc Cl B                    COM    654106103     5927.6      69655    SH            SOLE                         69655
Oil States Intl.                 COM    678026105     9825.0     266621    SH            SOLE                        266621
Old Dominion Freight Line Inc    COM    679580100     5549.5   205918.5    SH            SOLE                      205918.5
OMI Corp                         COM    Y6476W104     5828.3     323436    SH            SOLE                        323436
Oshkosh Truck Corp               COM    688239201    10376.4     166716    SH            SOLE                        166716
Paccar Inc                       COM    693718108     7271.4     103170    SH            SOLE                        103170
Parker-Hannifin Corp             COM    701094104     5793.0      71865    SH            SOLE                         71865
Penn National Gaming             COM    707569109    14824.5     351457    SH            SOLE                        351457
PepsiCo Inc                      COM    713448108      138.7       2400    SH            SOLE                          2400
Pfizer Inc                       COM    717081103     5820.3     233559    SH            SOLE                        233559
Pharmaceutical Product
   Development                   COM    717124101    23679.0     684167    SH            SOLE                        684167
Philidelphia Cons. Hldg.         COM    717528103    14553.4     426287    SH            SOLE                        426287

Portfolio Recovery Assoc.        COM    73640Q105    23410.4     499901    SH            SOLE                        499901
Procter & Gamble                 COM    742718109     6247.6     108408    SH            SOLE                        108408
Progress Software Corp           COM    743312100     5757.3     197913    SH            SOLE                        197913
Rofin-Sinar Technologies         COM    775043102     6057.6     111908    SH            SOLE                        111908
Safety Insurance Group Inc       COM    78648T100     8694.3     190415    SH            SOLE                        190415
Scotts Miracle-Gro Co            COM    810186106     4464.6      97565    SH            SOLE                         97565
Select Comfort Corp              COM    81616X103     2588.5      65448    SH            SOLE                         65448
Sigma Tel Inc                    COM    82661W107     4948.2     566153    SH            SOLE                        566153
Sigma-Aldrich Corp               COM    826552101     4752.3      72235    SH            SOLE                         72235
Simpson Manufacturing Co         COM    829073105     6963.3     160815    SH            SOLE                        160815
Southwest Bancorp Inc            COM    844767103     4432.4     199300    SH            SOLE                        199300
St. Jude Medical Inc             COM    790849103     8421.0     205390    SH            SOLE                        205390
Steiner Leisure Ltd              COM    P8744Y102     5985.1     147780    SH            SOLE                        147780
Strayer Education Inc            COM    863236105    15391.5     150513    SH            SOLE                        150513
Thor Industries Inc              COM    885160101       5457     102268    SH            SOLE                        102268
Trimble Navigation Ltd           COM    896239100    29065.1     645174    SH            SOLE                        645174
United Fire and Casualty         COM    910331107       6529     198450    SH            SOLE                        198450
UnitedHealth Group               COM    91324P102      111.7       2000    SH            SOLE                          2000
Universal Forest Products        COM    913543104    10449.1     164578    SH            SOLE                        164578
Valero Energy Corp               COM    91913Y100     7433.3     124345    SH            SOLE                        124345
Wal-Mart Stores                  COM    931142103      179.5       3800    SH            SOLE                          3800
Wilshire Bancorp Inc             COM    97186T108     7788.4     418958    SH            SOLE                        418958
Wyeth                            COM    983024100      106.7       2200    SH            SOLE                          2200